Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 36,639	$ 7,822
Adjustments to reconcile net income to net cash used in operating activities:
Net income received or to be received by digital assets	(161,789)	(106,303)
Impairment loss on digital assets		3,924
Realized gain on sale of digital assets	(22,982)	(7,421)
Unrealized fair value loss of digital assets	4,603
Depreciation of equipment:
- Servers, computers, and network equipment	22	23
- Mining equipment	12,194	12,127
Interest expense	3,056	2,440
Deferred income tax	5,228	2,996
Changes in operating assets and liabilities:
Prepayments	(2,425)	(3,633)
Inventory	(366)
Amount due from/ (due to) related parties	(38,131)	(29,525)
Other current assets	(4,413)	46
Deposit receivables	(324)
Accounts payable	2,139	4
Taxes payable	2,221	(2,351)
Accrued expenses and other payables	448	(234)
Net cash used in operating activities	(163,880)	(120,085)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of digital assets	130,643	111,207
Purchase of digital assets	(14,011)
Purchases of equipment	(36)	(67)
Net cash provided by investing activities	116,596	111,140
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of ordinary shares in connection with Reverse Recapitalization	75,187
Payment of issuance costs	(11,560)	(1,402)
Repayment of long-term payables		(7,000)
Net cash provided by/ (used in) financing activities	63,627	(8,402)
Net change in cash and cash equivalents	16,343	(17,347)
Cash and cash equivalents at beginning of the periods	32,005	60,431
Cash and cash equivalents at end of the periods	48,348	43,084
SUPPLEMENTAL INFORMATION
Cash paid for interest
Cash paid for income tax	628	167
Supplemental non-cash operating activities
Net digital assets provided by operating activities	172,854	121,532
Supplemental non-cash investing activities
Net digital assets used in investing activities	$ (116,632)	$ (111,207)